SUPPLEMENTARY FINANCIAL STATEMENT INFORMATION (Schedule of Sales and Marketing Expenses) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of supplementary financial statement information [Abstract]
Marketing	$ 729	$ 585	$ 296
Payroll and related expenses	249	234	503
Overseas travel	25	21	58
Sales and marketing expenses	$ 1,003	$ 840	$ 857